STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

November 7, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Stock Funds
(Registration Nos. 333-100610 and 811-21236)

Ladies and Gentlemen:

On behalf of Dreyfus Stock Funds (the "Company"), and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Post-Effective Amendment No. 23 ("Post-Effective Amendment No. 23") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  Post-Effective Amendment No. 23 is being filed in order to add a new series to the Company, Dreyfus International Small Cap Fund (the "fund").  The statement of additional information included in Post-Effective Amendment No. 23 has been marked to indicate changes from the currently effective version filed with the Commission on September 30, 2014 pursuant to Rule 497 under the Securities Act.

The fund seeks long-term growth of capital.  To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of small cap foreign companies.  The fund considers foreign companies to be those companies organized or with their principal place of business, or majority of assets or business, in countries represented in the S&P® Developed Ex-U.S. Small Cap Index, the fund's benchmark.  The fund considers small cap companies to be those companies with total market capitalizations that fall within the range of the capitalizations of the companies that comprise the S&P® Developed Ex-U.S. Small Cap Index.  The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics.  The fund's portfolio managers employ a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks.  The fund's stock selection process is designed to produce a diversified portfolio that, relative to the S&P® Developed Ex-U.S. Small Cap Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Pursuant to an exemptive order from the Commission, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The fund intends to offer four classes of shares—Class A, Class C, Class I and Class Y shares—for which the distribution and shareholder servicing fees (as applicable), investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, Class C, Class I and Class Y shares, respectively, of other similar funds in the Dreyfus Family of Funds.

The Company anticipates filing one or more additional post-effective amendments to the Registration Statement with respect to the fund as necessary to respond to comments of the staff of the Commission.

Please telephone the undersigned at 212.806.6173 or Janna Manes at 212.806.6141 if you have any questions.

Very truly yours,

/s/ Linda Y. Kim
Linda Y. Kim

cc:       Janna Manes

November 7, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Stock Funds

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS STOCK FUNDS

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President